PROPERTY, PLANT AND EQUIPMENT (Details Narrative) - SGD ($)	Dec. 31, 2025	Dec. 31, 2024
IfrsStatementLineItems [Line Items]
Right of use assets	$ 54,255	$ 34,740
Property, plant and equipment, acquisition	637,850	1,400,225
Freehold land and building [member]
IfrsStatementLineItems [Line Items]
Carrying amount of property pledged for bank borrowings	$ 964,845	$ 937,700